GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online Degree Programs [Member] CNY	Dec. 31, 2011 Online Degree Programs [Member] CNY	Dec. 31, 2012 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2011 Private Primary And Secondary Schools [Member] CNY	Dec. 31, 2012 Online Tutoring Programs [Member] CNY	Dec. 31, 2011 Online Tutoring Programs [Member] CNY	Dec. 31, 2012 International And Elite Curriculum Programs [Member] CNY	Dec. 31, 2011 International And Elite Curriculum Programs [Member] CNY
Goodwill [Line Items]
Gross amount: Beginning balance	100,483			100,483	17,960		1,924		20,798		59,801
Acquired during the year
Gross amount: Endng balance	100,483			100,483	17,960	17,960	1,924	1,924	20,798	20,798	59,801	59,801
Accumulated impairment, Beginning balance	(57,228)			(57,228)			(1,924)				(55,304)
Charge for the year
Accumulated impairment, Ending balance	57,228			(57,228)			1,924	(1,924)			55,304	(55,304)
Goodwill, net	43,255	$ 6,943	43,255	43,255	17,960	17,960			20,798	20,798	4,497	4,497